Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 47.0
Provisions	34.1
Reversal of prior year provisions	(4.9)
Payments/usage	(15.1)
Accretion, foreign exchange and other	0.3
Ending balance	61.4
Current	23.6	$ 17.9
Non-current	37.8
Total provisions	61.4
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	5.8
Provisions	9.6
Reversal of prior year provisions	0.0
Payments/usage	(11.8)
Accretion, foreign exchange and other	0.0
Ending balance	3.6
Current	3.6
Non-current	0.0
Total provisions	3.6
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	31.8
Provisions	19.6
Reversal of prior year provisions	(4.9)
Payments/usage	(3.0)
Accretion, foreign exchange and other	0.1
Ending balance	43.6
Current	16.0
Non-current	27.6
Total provisions	43.6
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	0.8
Provisions	3.2
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	0.0
Ending balance	4.0
Current	4.0
Non-current	0.0
Total provisions	4.0
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	8.6
Provisions	1.7
Reversal of prior year provisions	0.0
Payments/usage	(0.3)
Accretion, foreign exchange and other	0.2
Ending balance	10.2
Current	0.0
Non-current	10.2
Total provisions	$ 10.2